Segment Reporting - Schedule of Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Total assets:
Total assets	$ 233,635,755	$ 157,830,185
Total liabilities:
Total liabilities	192,470,577	114,816,155
Franchise Stores and Wholesale Customers [Member]
Total assets:
Total assets	217,580,900	132,909,152
Total liabilities:
Total liabilities	176,153,828	92,421,807
Directly-operated physical stores [Member]
Total assets:
Total assets	12,089,250	14,618,642
Total liabilities:
Total liabilities	13,032,588	12,247,978
Online Stores and Services [Member]
Total assets:
Total assets	3,965,605	10,302,391
Total liabilities:
Total liabilities	$ 3,284,161	$ 10,146,370